International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Other investments	$ 318,427	$ 337,507
Goodwill	282,532	282,532
Other assets	200,121	190,376
Total assets	12,112,894	11,871,952
Liabilities:
Junior subordinated deferrable interest debentures	134,642	160,416
Other liabilities	171,118	139,755
Total liabilities	9,994,841	9,932,370
Shareholders' equity:
Common shares	96,215	96,104
Surplus	148,075	145,283
Retained earnings	2,200,568	2,064,134
Accumulated other comprehensive income (loss)	2,345	(54,634)
Total shareholders' equity before treasury stock	2,447,203	2,250,887
Less cost of shares in treasury	(329,150)	(311,305)
Total shareholders' equity	2,118,053	1,939,582	$ 1,838,980	$ 1,724,667
Total liabilities and shareholders' equity	12,112,894	11,871,952
Parent Company | Reportable Legal Entities
ASSETS
Cash	24,290	19,065
Other investments	106,284	105,377
Notes receivable	12,100
Investment in subsidiaries	2,120,391	1,987,293
Goodwill	3,365
Other assets	264
Total assets	2,266,694	2,111,735
Liabilities:
Junior subordinated deferrable interest debentures	134,642	160,416
Due to IBC Trading	21	21
Other liabilities	13,978	11,716
Total liabilities	148,641	172,153
Shareholders' equity:
Common shares	96,215	96,104
Surplus	148,075	145,283
Retained earnings	2,200,568	2,064,134
Accumulated other comprehensive income (loss)	2,345	(54,634)
Total shareholders' equity before treasury stock	2,447,203	2,250,887
Less cost of shares in treasury	(329,150)	(311,305)
Total shareholders' equity	2,118,053	1,939,582
Total liabilities and shareholders' equity	$ 2,266,694	$ 2,111,735